Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for the fiscal years listed below. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The term “compensation actually paid” in this Pay versus Performance section refers to Compensation Actually Paid calculated in accordance with Item 402(v) of Regulation
S-K
and does not reflect compensation actually earned, realized, or received by the NEOs. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the fiscal years listed below. Note that compensation for our NEOs other than our principal executive officers (“PEOs”) is reported as an average.

							Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for PEO (Wes Powell) ($) (1)(2)	Compensation Actually Paid to PEO (Wes Powell) ($) (3)(4)	Summary Compensation Table Total for PEO (Terry Considine) ($) (1)(2)	Compensation Actually Paid to PEO (Terry Considine) ($) (3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)(4)	Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (5)	Net Income ($M)	Net Operating Income Growth (%)

2024	$3,929,548	$5,349,450	N/A	N/A	$1,802,258	$2,543,095	$152	$120	($96)	4.5%

2023	$4,073,841	$4,504,198	N/A	N/A	$1,923,812	$2,332,191	$144	$100	($157)	9.3%

2022	$2,858,721	$2,289,229	N/A	N/A	$1,677,369	$1,442,471	$119	$94	$92	14.2%

2021	$5,445,198	$7,581,973	N/A	N/A	$2,985,094	$3,467,622	$129	$139	($5)	4.1%

2020	$1,759,704	$1,065,897	$6,802,856	($7,081,374)	$1,772,355	$700,918	$88	$85	($6)	(1.8%)

(1)	For each fiscal year, our PEOs and non-PEO NEOs (“other NEOs”) consisted of the individuals indicated in the table below:

	2020	2021	2022	2023	2024

PEO	Wes Powell	Wes Powell	Wes Powell	Wes Powell	Wes Powell

PEO	Terry Considine	N/A	N/A	N/A	N/A

Other NEOs	Lynn Stanfield	Lynn Stanfield	Lynn Stanfield	Lynn Stanfield	Lynn Stanfield

Other NEOs	Jennifer Johnson	Jennifer Johnson	Jennifer Johnson	Jennifer Johnson	Jennifer Johnson

Other NEOs	Paul Beldin	N/A	N/A	N/A	N/A

Other NEOs	Lisa Cohn	N/A	N/A	N/A	N/A

Other NEOs	Keith Kimmel	N/A	N/A	N/A	N/A

(2)
The values shown in this column reflect the “Total” compensation set forth in the Summary Compensation Table in this Proxy Statement or the applicable historical proxy statement. Please refer to the footnotes of the applicable Summary Compensation Table for further detail regarding the amounts set forth in this column.

(3)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“FY”), as adjusted for the last completed fiscal year as follows:

	2024

	Wes Powell	Average Other NEOs

Summary Compensation Table Total	$3,929,548	$1,802,258

Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	($1,875,003)	($548,540)

Change in fair value of awards granted during applicable FY that remain outstanding and unvested as of applicable FY end, determined as of applicable FY end	$2,507,042	$713,009

Change in fair value of awards granted during any prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$788,999	$559,993

Change in fair value of awards granted during any prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	($1,136)	$16,376

Increase based on dividends or other earnings paid during applicable FY prior to vesting date	$0	$0

Total Adjustments (a)	$1,419,902	$740,837

Compensation Actually Paid Total	$5,349,450	$2,543,095

(a)
The NEOs have not been provided with opportunities to participate in defined benefit and actuarial pension plans sponsored by us in any applicable years. In addition, no applicable NEO awards that were granted in a given fiscal year vested in such fiscal year or were forfeited. Therefore, no adjustments were needed for such items.

(4)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vested restricted stock and LTIP Unit awards, the closing price per share on the applicable year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for market-based performance restricted stock, stock option, and LTIP Unit awards, the probable outcome of the performance condition to which such awards are subject calculated by a third-party consultant using a Monte Carlo valuation model in accordance with FASB ASC Topic 718 as of the applicable year-end
date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in the 2024 Annual Report and in the Annual Report on Form
10-K
for prior fiscal years.

(5)
For the relevant fiscal year, represents the cumulative TSR of Aimco and of the FTSE NAREIT Equity Apartments Index (the “Peer Group TSR”) based on an initial fixed $100 invested as of December 31, 2019, through the end of the listed fiscal year in our Common Stock and in the FTSE NAREIT Equity Apartments Index, respectively. The FTSE NAREIT Equity Apartments Index is a published industry index that we also use in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the 2024 Annual Report. Historical Common Stock performance is not necessarily indicative of future Common Stock performance.

Company Selected Measure Name	Net Operating Income Growth
Named Executive Officers, Footnote
(1)	For each fiscal year, our PEOs and non-PEO NEOs (“other NEOs”) consisted of the individuals indicated in the table below:

	2020	2021	2022	2023	2024

PEO	Wes Powell	Wes Powell	Wes Powell	Wes Powell	Wes Powell

PEO	Terry Considine	N/A	N/A	N/A	N/A

Other NEOs	Lynn Stanfield	Lynn Stanfield	Lynn Stanfield	Lynn Stanfield	Lynn Stanfield

Other NEOs	Jennifer Johnson	Jennifer Johnson	Jennifer Johnson	Jennifer Johnson	Jennifer Johnson

Other NEOs	Paul Beldin	N/A	N/A	N/A	N/A

Other NEOs	Lisa Cohn	N/A	N/A	N/A	N/A

Other NEOs	Keith Kimmel	N/A	N/A	N/A	N/A

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of Aimco and of the FTSE NAREIT Equity Apartments Index (the “Peer Group TSR”) based on an initial fixed $100 invested as of December 31, 2019, through the end of the listed fiscal year in our Common Stock and in the FTSE NAREIT Equity Apartments Index, respectively. The FTSE NAREIT Equity Apartments Index is a published industry index that we also use in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in the 2024 Annual Report. Historical Common Stock performance is not necessarily indicative of future Common Stock performance.
Adjustment To PEO Compensation, Footnote
(3)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“FY”), as adjusted for the last completed fiscal year as follows:

	2024

	Wes Powell	Average Other NEOs

Summary Compensation Table Total	$3,929,548	$1,802,258

Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	($1,875,003)	($548,540)

Change in fair value of awards granted during applicable FY that remain outstanding and unvested as of applicable FY end, determined as of applicable FY end	$2,507,042	$713,009

Change in fair value of awards granted during any prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$788,999	$559,993

Change in fair value of awards granted during any prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	($1,136)	$16,376

Increase based on dividends or other earnings paid during applicable FY prior to vesting date	$0	$0

Total Adjustments (a)	$1,419,902	$740,837

Compensation Actually Paid Total	$5,349,450	$2,543,095

(a)
The NEOs have not been provided with opportunities to participate in defined benefit and actuarial pension plans sponsored by us in any applicable years. In addition, no applicable NEO awards that were granted in a given fiscal year vested in such fiscal year or were forfeited. Therefore, no adjustments were needed for such items.

Non-PEO NEO Average Total Compensation Amount	$ 1,802,258	$ 1,923,812	$ 1,677,369	$ 2,985,094	$ 1,772,355
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,543,095	2,332,191	1,442,471	3,467,622	700,918
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“FY”), as adjusted for the last completed fiscal year as follows:

	2024

	Wes Powell	Average Other NEOs

Summary Compensation Table Total	$3,929,548	$1,802,258

Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	($1,875,003)	($548,540)

Change in fair value of awards granted during applicable FY that remain outstanding and unvested as of applicable FY end, determined as of applicable FY end	$2,507,042	$713,009

Change in fair value of awards granted during any prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$788,999	$559,993

Change in fair value of awards granted during any prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	($1,136)	$16,376

Increase based on dividends or other earnings paid during applicable FY prior to vesting date	$0	$0

Total Adjustments (a)	$1,419,902	$740,837

Compensation Actually Paid Total	$5,349,450	$2,543,095

(a)
The NEOs have not been provided with opportunities to participate in defined benefit and actuarial pension plans sponsored by us in any applicable years. In addition, no applicable NEO awards that were granted in a given fiscal year vested in such fiscal year or were forfeited. Therefore, no adjustments were needed for such items.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:

•	Net Operating Income Growth;

•	Absolute TSR; and

•	Relative TSR.
For additional details regarding our most important financial performance measures, please refer to the “Compensation Discussion and Analysis” in this Proxy Statement.

Total Shareholder Return Amount	$ 152	144	119	129	88
Peer Group Total Shareholder Return Amount	120	100	94	139	85
Net Income (Loss)	$ (96,000,000)	$ (157,000,000)	$ 92,000,000	$ (5,000,000)	$ (6,000,000)
Company Selected Measure Amount	0.045	0.093	0.142	0.041	(0.018)
Measure:: 1
Pay vs Performance Disclosure
Name	Net Operating Income Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Wes Powell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,929,548	$ 4,073,841	$ 2,858,721	$ 5,445,198	$ 1,759,704
PEO Actually Paid Compensation Amount	$ 5,349,450	$ 4,504,198	$ 2,289,229	$ 7,581,973	1,065,897
PEO Name	Wes Powell
Terry Considine [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					6,802,856
PEO Actually Paid Compensation Amount					$ (7,081,374)
PEO Name					Terry Considine
PEO | Wes Powell [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,419,902
PEO | Wes Powell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,875,003)
PEO | Wes Powell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,507,042
PEO | Wes Powell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	788,999
PEO | Wes Powell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,136)
PEO | Wes Powell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	740,837
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(548,540)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	713,009
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	559,993
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,376
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0